Consolidated balance sheet - GBP (£) £ in Millions	Dec. 31, 2025		Dec. 31, 2024
Assets
Cash and balances at central banks	£ 56,661		£ 62,705
Financial assets at fair value through profit or loss	240,413		215,925
Derivative financial instruments	19,727		24,065
Loans and advances to banks	7,236		7,900
Loans and advances to customers	481,463		459,857
Reverse repurchase agreements	50,986		49,476
Debt securities	13,987		14,544
Financial assets at amortised cost	553,672		531,777
Financial assets at fair value through other comprehensive income	36,320		30,690
Goodwill and other intangible assets	8,593		8,188
Current tax recoverable	1,346		526
Deferred tax assets	3,990		5,005
Retirement benefit assets	2,695		3,028
Other assets	20,655		24,788
Total assets	944,072		906,697
Liabilities
Deposits from banks	5,779		6,158
Customer deposits	496,457		482,745
Repurchase agreements at amortised cost	38,570		37,760
Financial liabilities at fair value through profit or loss	27,909		27,611
Derivative financial instruments	16,132		21,676
Notes in circulation	2,118		2,121
Debt securities in issue at amortised cost	78,271		70,834
Liabilities arising from insurance and participating investment contracts	135,284		122,064
Liabilities arising from non-participating investment contracts	61,640		51,228
Other liabilities	20,945		25,918
Retirement benefit obligations	120		122
Current tax liabilities	52		45
Deferred tax liabilities	146		125
Provisions	2,888		2,313
Subordinated liabilities	9,894		10,089
Total liabilities	896,205		860,809
Equity
Share capital	5,889		6,062
Share premium account	18,797		18,720
Other reserves	10,744		8,827
Retained profits	6,291		5,912
Ordinary shareholders’ equity	41,721		39,521
Other equity instruments	5,947		6,195
Total equity excluding non-controlling interests	47,668		45,716
Non-controlling interests	199		172
Total equity	47,867	[1]	45,888
Total equity and liabilities	£ 944,072		£ 906,697

[1]	2Total equity attributable to owners of the parent was £47,668 million (2024: £45,716 million; 2023: £47,164 million).